CONSTRUCTION IN PROGRESS	9 Months Ended
Jun. 30, 2026
Construction In Progress
CONSTRUCTION IN PROGRESS

14.	CONSTRUCTION IN PROGRESS

Construction in progress comprises buildings, power infrastructure, equipment and development costs for assets not yet available for their intended use. These assets are not depreciated until they are available for use.

Construction in progress increased to $9,205,124 at June 30, 2026 from $3,377,689 at September 30, 2025. The increase of $1,427,773 during the three months ended June 30, 2026 related principally to development expenditures for the Company’s Finland expansion project.